COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details)	12 Months Ended					1 Months Ended						48 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2006 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2006 USD ($)	Sep. 30, 2009 Employment Contract with Former Chief Executive Officer [Member] USD ($)	Mar. 31, 2008 Employment Contract with Former Chief Executive Officer [Member]	Jan. 31, 2008 Breach of Contract with Agent [Member] USD ($)	Jan. 31, 2008 Breach of Contract with Agent [Member] EUR (€)	Dec. 31, 2007 Breach of Contract with Agent [Member] USD ($)	Dec. 31, 2007 Breach of Contract with Agent [Member] ILS	Dec. 31, 2012 Health Claims [Member] USD ($) claims	Dec. 31, 2012 Health Claims [Member] ILS	Dec. 31, 2011 Breach of Contract with Quartz Processor [Member] USD ($)	Dec. 31, 2012 Breach of Contract with Quartz Processor [Member] USD ($)	Dec. 31, 2012 Additional Claims under Breach of Contract with Quartz Processor [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] ILS	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] USD ($)	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] ILS	Dec. 31, 2012 Case Against Caesarstone USA, Inc. [Member] USD ($)
Loss Contingencies [Line Items]
Percentage of stock outstanding						17.00%	17.00%
Vesting period							5 years
Stock granted, fair value						$ 1,900,000
EBITDA multiple							5
Amount of claim								20,700,000	15,700,000	268,000	1,000,000	74,000	275,000			10,500,000	62,363,000	232,800,000	20,519,000	76,600,000
Number of claims filed												22
Amount of disputed payments															55,000,000
Damages sought												62,121,000									56,000,000
Punitive damages																					20,000,000
Settlement agreement amount												3,000	10,000
Write-off of inventory														1,789,000
Gross amount of loan			4,500,000		1,000,000
Loan interest rate, spread over Prime					1.00%
Monthly payment			18,000
Impaired loan				1,127,000
Amount reserved for environmental clean-up expenditures	570,000
Proceeds from trademark infringement case	$ 1,817,000	1,700,000